As filed with the Securities and Exchange Commission on October 28, 2014

Registration No. 333-196170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	PRE-EFFECTIVE AMENDMENT NO.

☒	POST-EFFECTIVE AMENDMENT NO. 1

MATTHEWS INTERNATIONAL FUNDS
(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550, San Francisco, CA 94111
(Address of Principal Executive Offices)

(415) 788-7553
(Registrant’s Telephone Number)

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111
(Name and Address of Agent for Service)

with copies to:

Timothy B. Parker, Vice President Four Embarcadero Center Suite 550 San Francisco, CA 94111	David A. Hearth, Esq. Paul Hastings LLP 55 Second Street San Francisco, CA 94105

It is proposed that this Registration Statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding exhibits. No other part of the Registration Statement is amended or superseded hereby.

No filing fee is due because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Title of Securities Being Registered: Shares of beneficial interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

OTHER INFORMATION

Item 15. Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Item 16. Exhibits

Exhibit No.	Exhibit Description (References below are to the Trust’s Registration Statement on Form N-1A; File Nos. 33-78960, 811-08510)

(1)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(2)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 on June 30, 2014, and incorporated herein by reference.

(5)	None other than as set forth in Exhibits 1 and 2.

(6)(a)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC (“Matthews”) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(6)(b)	Investment Advisory Agreement between Matthews and Matthews International Funds on behalf of the Matthews Asia Pacific Fund dated October 31, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(6)(c)	Investment Advisory Agreement between Matthews and Matthews International Funds on behalf of each series of the Trust dated August 1, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(6)(d)	Amended Appendix A to the Investment Advisory Agreement between Matthews and Matthews International Funds dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(6)(e)	Amended Appendix A to the Investment Advisory Agreement between Matthews and Matthews International Funds dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(6)(f)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(6)(g)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(6)(h)	Amended Appendix A to the Investment Advisory Agreement between Matthews and Matthews International Funds dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(6)(i)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(6)(j)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated November 30, 2011 to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(6)(k)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(7)(a)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(7)(b)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(7)(c)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(7)(d)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(7)(e)	Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(7)(f)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(7)(g)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc. dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(7)(h)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc. is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 49 on September 15, 2011.

(7)(i)	Distribution Agreement between Matthews International Funds, Matthews and HMC Partners dated May 17, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(7)(j)	Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(7)(k)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(8)	Not applicable.

(9)(a)	Custodian Agreement with Brown Brothers Harriman & Co. dated July 20, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(9)(b)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(9)(c)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated November 12, 2009 to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

(9)(d)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(9)(e)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated November 30, 2011 to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(f)	Futures Customer Account Agreement with HSBC Securities (USA) Inc. dated November 22, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(g)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(10)(a)(i)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(10)(a)(ii)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(10)(b)(i)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(10)(b)(ii)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(10)(b)(iii)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(11)(a)	Legal Opinion of Counsel is incorporated herein by reference to and was filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35, 38, 46 and 50 on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008, November 30, 2009, May 31, 2011, and November 29, 2011, respectively.

(11)(b)	Legal Opinion with respect to the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, including Consent of Counsel, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(11)(c)	Legal Opinion and Consent of Richards, Layton & Finger, P.A., special Delaware counsel for Registrant filed electronically with the Registrant’s Registration Statement on Form N-14 (File No. 333-196170) on June 6, 2014.

(12)	Opinion and Consent of Paul Hastings LLP supporting tax matters and consequences filed herewith.

(13)(a)(i)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(13)(a)(ii)	Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(13)(a)(iii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(iv)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(v)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(13)(a)(vi)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(13)(a)(vii)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(viii)	Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(a)(ix)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(a)(x)	Amendment to Investment Company Services Agreement, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(xi)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(xii)	Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xiv)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(a)(xv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(a)(xvi)	Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xvii)	Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xviii)	Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(a)(xix)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(a)(xx)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(13)(a)(xxi)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, to reflect the addition of the Matthews Asia Strategic Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(a)(xxii)	Amendment to Second Amended and Restated Investment Company Services Agreement dated January 1, 2012 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(13)(a)(xxiii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(b)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(b)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews dated August 15, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(b)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(13)(b)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(b)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(b)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(13)(b)(vii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(b)(viii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(b)(ix)	Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(b)(x)	Amended Exhibit B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated December 1, 2010 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 44 on April 29, 2011.

(13)(b)(xi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated May 19, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(b)(xii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated November 30, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(b)(xiii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(c)(i)	Operating Expenses Agreement between Matthews International Funds and Matthews dated November 14, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(ii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated August 12, 2005 to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(c)(iv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(13)(c)(v)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(c)(vi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated as of April 29, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(13)(c)(vii)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(c)(viii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated May 19, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(c)(ix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated November 30, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(c)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(14)(a)	Consent of PricewaterhouseCoopers LLP filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 on June 30, 2014, and incorporated herein by reference.

(14)(b)	Consent of BBD, LLP filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 on June 30, 2014, and incorporated herein by reference.

(15)	None.

(16)	Powers of Attorney are incorporated herein by reference to and were filed electronically with the Registrant’s Registration Statement on Form N-14 (File No. 333-196170) on May 22, 2014.

(17)(a)	Prospectus and Statement of Additional Information of Nomura Partners Fund, Inc., with respect to The Japan Fund, dated January 28, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on January 28, 2014.

(17)(b)	Prospectus and Statement of Additional Information of Matthews International Funds, with respect to the Matthews Japan Fund, dated April 30, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(17)(c)	Annual Report to Shareholders of Nomura Partners Fund, Inc., with respect to The Japan Fund, for the fiscal year ended September 30, 2013, is incorporated herein by reference and was electronically filed on Form N-CSR on December 5, 2013.

(17)(d)	Annual Report to Shareholders of Matthews International Funds, with respect to the Matthews Japan Fund, for the fiscal year ended December 31, 2013, is incorporated herein by reference and was electronically filed on Form N-CSR on March 7, 2014.

(17)(e)	Form of Proxy Card filed was filed electronically with the Registrant’s Registration Statement on Form N-14 (File No. 333-196170) on June 6, 2014.

(17)(f)	Semi Annual Report to Shareholders of Nomura Partners Funds, Inc. with respect to The Japan Fund, for the fiscal period ended March 31, 2014, is incorporated herein by reference and was electronically filed on Form N-CSR on June 4, 2014.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of October, 2014.

Matthews International Funds

By:	/s/ William J. Hackett
William J. Hackett
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 28th day of October, 2014.

Signature	Capacity	Date

/s/ William J. Hackett
William J. Hackett	President and Principal Executive Officer	October 28, 2014

/s/ Shai Malka
Shai Malka	Treasurer (Principal Financial and Accounting Officer)	October 28, 2014

/s/ Jonathan Zeschin*
Jonathan Zeschin	Trustee	October 28, 2014

/s/ G. Paul Matthews*
G. Paul Matthews	Trustee	October 28, 2014

/s/ Rhoda Rossman*
Rhoda Rossman	Trustee	October 28, 2014

/s/ Toshi Shibano*
Toshi Shibano	Trustee	October 28, 2014

/s/ Richard K. Lyons*
Richard K. Lyons	Trustee	October 28, 2014

*By:	/s/ John McGowan
John McGowan,
as attorney-in-fact and agent pursuant to
Power of Attorney filed previously

*	See Exhibit 16 herein for Powers of Attorney.

EXHIBIT INDEX

(12)	Final Opinion of Counsel on tax matters